Asset retirement obligation	12 Months Ended
Dec. 31, 2023
Asset retirement obligation
Asset retirement obligation

20.Asset retirement obligation

In December 2023 the Company updated the appraisal that resulted in a decrease of the provision by $4,813, mainly due to:

●	review of the affected area
●	cash outflow estimate update.
●	updating the discount rate

The Company has estimated its asset retirement obligation amounting to $3,836 as at December 31, 2023 (December 31, 2022 - $6,547), representing the present value of estimated future retirement costs to remediate environmental damages as at December 31, 2023. It is based on estimated future retirement costs of $6,035 ($10,928 on December 31, 2022) a real discount rate of 5.96% (December 31, 2022 was 6.1%).

Of the $3,836 of asset retirement obligation recognized as of December 31, 2023, $2,504 is related to Phase I (Xuxa mine) which was classified within property, plant and equipment, and the remaining $1,332 relating to Phase II (Barreiro mine) was classified within Deferred exploration and evaluation expenditure.

Description	12/31/2023	12/31/2022
Opening balances	6,547	162

Additions	6,243
Interest	414	18
Reversal of fixed assets	(758)	—
Reversal of exploration assets	(2,821)	—
Foreign currency translation adjustment of subsidiary	454	124

Asset retirement obligation total	3,836	6,547

Accounting Policy

Mining processing activities normally give rise to legal or constructive obligations for environmental rehabilitation and the decommissioning of facilities. These activities can include, among others, removal or treatment of waste materials and land rehabilitation, according to environmental regulations. The extent of costs associated with the retirement of assets are based on the requirements of authorities and environmental policies.

The provision reflects the risks and probability of future cash flows required to settle the obligation. The expected rehabilitation costs are estimated based on the cost of external contractors performing the work. This provision is updated each reporting period for changes to expected cash flows and for the effect of changes in the discount rate, and the change in estimate is added or deducted from the related asset and depreciated over the expected economic life of the operation to which it relates. The unwinding of the discount, referred to as accretion expense, is included in finance costs and results in an increase in the amount of the provision.

When provisions for closure and rehabilitation are initially recognized, the corresponding cost is capitalized as an asset, representing part of the cost of the future economic benefits of the operation. The capitalized cost of closure and rehabilitation activities is recognized in property, plant and equipment and depreciated over the expected economic life of the operation to which it relates.